Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	NORTHERN LIGHTS FUND TRUST III
Entity Central Index Key	dei_EntityCentralIndexKey	0001537140
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlft
Document Creation Date	dei_DocumentCreationDate	Oct. 09, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 09, 2019
Prospectus Date	rr_ProspectusDate	Sep. 06, 2019
HCM Defender 100 Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - HCM DEFENDER 100 INDEX ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 100 Index (the “HCM 100 Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, including borrowings for investment purposes but exclusive of collateral held from securities lending, in securities included in the HCM 100 Index. The HCM 100 Index seeks to outperform the Solactive US Technology 100 Index, a proprietary methodology. The HCM 100 Index is comprised of securities in the Solactive US Technology 100 Index (“Tech Equity Sub-Index”), which are the largest and most liquid companies classified in the Technology sector as defined by the TRBC Sector Classification, securities in the Solactive 1-3 month US T-Bill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM 100 Index alternates exposure among a full position of securities in the Tech Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Tech Equity Sub-Index/Treasury Sub-Index. The Fund may gain exposure to securities included in the HCM 100 Index indirectly through investments in derivatives and other investment companies. The HCM 100 Index is an index sponsored, created, compiled, and maintained by the adviser and uses a representative sampling strategy.

The HCM 100 Index uses the HCM BuyLine® (“BuyLine®”), a proprietary quantitative investment model, to determine when the HCM 100 Index should be in or out of the market. The BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the HCM 100 Index reduces exposure to equities, and when the trend is up, the HCM 100 Index increases exposure to equities. When the Solactive US Large Cap Index’s closing price drops to 3.5% below the BuyLine®, the HCM 100 Index will assume a 50/50 position in equities and 1-3-month Treasury instruments. If the Solactive US Large Cap Index drops to 6.5% below the BuyLine®, the HCM 100 Index will be 100% in 1-3-month Treasury instruments. Once the Solactive US Large Cap Index closes above the BuyLine® for five consecutive trading days, the HCM 100 Index will be reinvested in equities. If the Solactive US Large Cap Index closes above the BuyLine® without having previously closed below the 3.5% or 6.5% levels for at least five consecutive trading days, the HCM 100 Index will add or maintain exposure to track the Solactive US Technology 100 Index. The Fund may invest in derivatives or leveraged exchange-traded funds (“ETFs”), sometimes referred to in this Prospectus as “Underlying Funds,” in seeking to track the HCM 100 Index’s exposure to the securities in the Solactive US Technology 100 Index.

The Fund may also invest up to 20% of its net assets (including borrowings for investment purposes but exclusive of collateral held from securities lending) in index futures, options, options on index futures, swap contracts or other derivatives, cash equivalents, other investment companies, as well as in securities and other instruments not included in the HCM 100 Index but which the Adviser believes will help the Fund track the HCM 100 Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, including borrowings for investment purposes but exclusive of collateral held from securities lending, in securities included in the HCM 100 Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value (“NAV”) and performance.

The following describes the risks the Fund bears directly or indirectly through investments in other funds. As with any fund, there is no guarantee that the Fund will achieve its goal.

Concentration Risk: The Fund focuses its investments in securities of a particular industry to the extent that its index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Credit Risk: Credit risk is the risk that the issuer of a security and other instrument is not able to make principal and interest payments when due.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund causes the NAV of the Fund to fluctuate.

○ Common Stock Risks: Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer.

○ Preferred Stock Risks: Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock is subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below.

ETF Structure Risks: The Fund is structured as an ETF is subject to the special risks, including:

○ Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○ Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Derivatives Risk: The Fund may gain exposure to derivatives directly through investment in derivatives instruments, such as swaps, or indirectly through its investment in ETFs that invest in derivatives. The Fund’s exposure to derivative instruments, such as swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Fluctuation of Net Asset Value Risk: The NAV of the Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of the Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Foreign Securities Risk: Since the Fund’s investments may include ETFs with foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Growth Stock Risk: Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Index Provider Risk: The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its index, as published by its Index Provider. There is no assurance that the Index Provider will compile the index accurately, or that the index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the index, and does not guarantee that its index will be in line with its methodology.

Leveraged ETF Risk: Leveraged ETFs will amplify losses because they are designed to produce returns that are a multiple of the index to which they are linked. Most leveraged ETFs "reset" daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the index, pricing differences, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the index does not.

Underlying Funds Risk: Other investment companies, such as ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.howardcmetfs.com or by calling 770-642-4902.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	770-642-4902
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.howardcmetfs.com
HCM Defender 100 Index ETF | HCM Defender 100 Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QQH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397
HCM Defender 500 Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - HCM DEFENDER 500 INDEX ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investment results that correspond, before fees and expenses, generally to the performance of the HCM Defender 500 Index (the “HCM 500 Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investors purchasing or selling shares of the Fund in the secondary market may be subject to costs (including customary brokerage commissions) charged by their broker. These costs are not included in the expense example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, including borrowings for investment purposes but exclusive of collateral held from securities lending, in securities included in the HCM 500 Index. The HCM 500 Index seeks to outperform the Solactive US Large Cap Index using a proprietary methodology. The HCM 500 Index is comprised of securities in the Solactive US Large Cap Index (“Large Cap Equity Sub-Index”), which are common stocks issued by 500 large-capitalization companies traded on American stock exchanges, securities in the Solactive 1-3 month US T-Bill Index (“Treasury Sub-Index”), which are U.S. dollar denominated T-Bills with a time to maturity of 1 to 3 months, or a combination of both. The HCM 500 Index alternates exposure among a full position of securities in the Large Cap Equity Sub-Index, a full position of securities in the Treasury Sub-Index, or a 50/50 position of securities in the Large Cap Equity Sub-Index/Treasury Sub-Index. The HCM 500 Index alternates exposure between a full equity position, a 50/50 equity/1-3-month Treasury instruments (including ETFs, mutual funds or derivatives), or a full 1-3-month Treasury instruments position. The Fund may gain exposure to securities included in the HCM 500 Index indirectly through investments in derivatives and other investment companies. The HCM 500 Index is an index sponsored, created, compiled, and maintained by the adviser and uses a representative sampling strategy.

The HCM 500 Index uses the HCM BuyLine® (“BuyLine®”), its proprietary quantitative investment model, to determine when the Fund should be in or out of the market. The BuyLine® uses trend analysis to help identify the broad trend in the equity market. When the trend is down, the HCM 500 Index reduces exposure to equities, and when the trend is up, the HCM 500 Index increases exposure to equities. When the Solactive US Large Cap Index’s closing price drops to 3.5% below the BuyLine®, the HCM 500 Index will assume a 50/50 position in equities and 1-3-month Treasury instruments. If the Solactive US Large Cap Index drops to 6.5% below the BuyLine®, the HCM 500 Index will be 100% in 1-3-month Treasury instruments. Once the Solactive US Large Cap Index closes above the BuyLine® for five consecutive trading days after having dropped below one or both of the previous two levels, the HCM 500 Index will be reinvested in equities. If the Solactive US Large Cap Index closes above the BuyLine® without having previously closed below the 3.5% or 6.5% levels for at least five consecutive trading days, the HCM 500 Index will add or maintain exposure to track the Solactive US Large Cap Index. The Fund may invest in leveraged exchange-traded funds (“ETFs”) in seeking to track the HCM 500 Index’s investment exposure to the securities in the Solactive US Large Cap Index.

The Fund may also invest up to 20% of its net assets, including borrowings for investment purposes but exclusive of collateral held from securities lending, in index futures, options, options on index futures, swap contracts or other derivatives, cash equivalents, other investment companies, as well as in securities and other instruments not included in the HCM 500 Index but which the Adviser believes will help the Fund track the HCM 500 Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, including borrowings for investment purposes but exclusive of collateral held from securities lending, in securities included in the HCM 500 Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

The following describes the risks the Fund bears directly or indirectly through investments in other funds. As with any fund, there is no guarantee that the Fund will achieve its goal.

Concentration Risk: The Fund focuses its investments in securities of a particular industry to the extent that its index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s NAV to fluctuate more than that of a fund that does not focus in a particular industry.

Credit Risk: Credit risk is the risk that the issuer of a security and other instrument is not able to make principal and interest payments when due.

Equity Securities Risk: Fluctuations in the value of equity securities held by the Fund causes the NAV of the Fund to fluctuate.

○ Common Stock Risks: Common stock of an issuer in the Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments. Common stock is subject to greater dividend risk than preferred stocks or debt instruments of the same issuer.

○ Preferred Stock Risks: Generally, preferred stockholders have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred stock is subject to greater credit risk than debt instruments of an issuer, and could be subject to interest rate risk like fixed income securities, as described below.

ETF Structure Risks: The Fund is structured as an ETF is subject to the special risks, including:

○ Not Individually Redeemable: Shares of the Fund (“Shares”) are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○ Trading Issues: An active trading market for the Shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants (“APs”) that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○ Market Price Variance Risk: The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

Derivatives Risk: The Fund may gain exposure to derivatives directly through investment in derivatives instruments, such as swaps, or indirectly through its investment in ETFs that invest in derivatives. The Fund’s exposure to derivative instruments, such as swaps, involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Fluctuation of Net Asset Value Risk: The NAV of the Shares generally fluctuates with changes in the market value of the Fund’s holdings. The market prices of the Shares generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above their NAV.

Foreign Securities Risk: Since the Fund’s investments may include ETFs with foreign securities, the Fund is subject to risks beyond those associated with investing in domestic securities. Foreign companies are generally not subject to the same regulatory requirements of U.S. companies thereby resulting in less publicly available information about these companies. In addition, foreign accounting, auditing and financial reporting standards generally differ from those applicable to U.S. companies.

Growth Stock Risk: Growth stocks can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. The stocks of such companies can therefore be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock market in general.

Index Provider Risk: The Fund seeks to achieve returns that generally correspond, before fees and expenses, to the performance of its index, as published by its Index Provider. There is no assurance that the Index Provider will compile the index accurately, or that the index will be determined, composed or calculated accurately. While the Index Provider gives descriptions of what the index is designed to achieve, the Index Provider does not provide any warranty or accept any liability in relation to the quality, accuracy or completeness of data in the index, and does not guarantee that its index will be in line with its methodology.

Leveraged ETF Risk: Leveraged ETFs will amplify losses because they are designed to produce returns that are a multiple of the index to which they are linked. Most leveraged ETFs “reset” daily. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance of their underlying index or benchmark during the same period of time.

Limited History of Operations Risk: The Fund is a new fund with a limited history of operations for investors to evaluate.

Securities Market Risk: The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities market may cause multiple asset classes to decline in value simultaneously.

Small and Medium Capitalization Stock Risk: The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures.

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of the index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the index, pricing differences, the Fund’s holding of cash, difference in timing of the accrual of dividends, changes to the index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses while the index does not.

Underlying Funds Risk: Other investment companies, such as ETFs, in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund is higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.howardcmetfs.com or by calling 770-642-4902.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	770-642-4902
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.howardcmetfs.com
HCM Defender 500 Index ETF | HCM Defender 500 Index ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	LGH
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.07%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397

[1]	Estimated for the current fiscal year.